Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share

	Year ended December 31,
	2015	2014	2013
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(1,372,835)	$(119,420)	$(26,954)
Adjustment of redeemable non-controlling interest to redemption amount	(1,800)	-	-
Net loss attributable to Stratasys Ltd. for basic loss per share	(1,374,635)	(119,420)	(26,954)

Dilutive effect of earn-out obligation	-	-	(1,683)
Net loss attributable to Stratasys Ltd. for diluted loss per share	(1,374,635)	(119,420)	(28,637)

Denominator:
Add:
Weighted average shares – denominator for basic net loss per share	51,592	50,019	42,079
Add:
Dilutive effect of earn-out obligation	-	-	20
Denominator for diluted loss per share	51,592	50,019	42,099

Net loss per share
Basic	$(26.64)	$(2.39)	$(0.64)
Diluted	$(26.64)	$(2.39)	$(0.68)